Principal Activities and Organization - Table Showing Details of VIE and Its Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2013
Wanshuizhiyuan [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Shenyang Jingli [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Qingdao Kaixiang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Shanghai Botang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
HK Ad-Icon [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	HKSAR
Wuxi Ruizhong [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Variable Interest Entity [Member] | Jincheng [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Variable Interest Entity [Member] | Xinshichuang [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Variable Interest Entity [Member] | Haiya [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Variable Interest Entity [Member] | Shengshitongda [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Variable Interest Entity [Member] | Changsha Jingli [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC
Variable Interest Entity [Member] | Wenzhou Rigao [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Place of incorporation	PRC